Assets and Disposal Groups Held For Sale - Additional Information (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of single amount of discontinued operations [line items]
Loss on disposal group	¥ 33,790,000,000	¥ 0
Held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	461,546,000,000
Held for sale | Xiidra
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	375,536,000,000
Held for sale | Pharmaceutical products
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale	¥ 85,578,000,000